Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature
Employee benefit expenses (Note 7)	¥ 258,495	¥ 191,306	¥ 160,853
Advertising and marketing expenses	303,856	245,859	227,544
Cost of inventories and consumables	112,617	106,950	91,685
Operating lease rental expenses	8,986	43,432	39,216
Amortisation and depreciation	83,834	32,140	29,111
Utilities and office expenses	51,271	48,888	45,633
Travelling and entertainment expenses	28,173	15,037	13,523
Bank charges	5,158	4,059	4,347
Loss on disposal of property, plant and equipment	1,444	80	559
Legal and professional fee	6,032	658
Other expenses	25,479	19,169	15,249
Total expenses	¥ 885,345	¥ 707,578	¥ 627,720